Consolidated Statement of Financial Position	Jun. 30, 2022 AUD ($)	Jun. 30, 2021 AUD ($)
Current Assets
Cash and cash equivalents	$ 22,110,278	$ 25,047,281
Trade and other receivables	662,896	334,707
Inventories	326,578	292,532
Other current assets	572,400	78,258
Total Current Assets	23,672,152	25,752,778
Non-Current Assets
Property, plant and equipment	226,736	33,741
Inventories	956,936	1,266,587
Total Non-Current Assets	1,183,672	1,300,328
TOTAL ASSETS	24,855,824	27,053,106
Current Liabilities
Trade and other payables	1,160,893	758,494
Provision for sales returns	95,931	213,024
Employee benefit obligations	211,776	129,837
Other current liabilities	34,376	20,498
Total Current Liabilities	1,502,976	1,121,853
Non-Current Liabilities
Employee benefit obligations	36	36,196
Other non-current liabilities	175,411
Total Non-Current Liabilities	175,447	36,196
TOTAL LIABILITIES	1,678,423	1,158,049
NET ASSETS	23,177,401	25,895,057
EQUITY
Issued capital	88,436,263	88,361,303
Reserves	3,166,419	3,466,642
Accumulated losses	(68,425,281)	(65,932,888)
TOTAL EQUITY	$ 23,177,401	$ 25,895,057